Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 20, 2017
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Jun. 20, 2017
Document Effective Date	Jun. 20, 2017
Prospectus Date	May 01, 2017
Class I Prospectus | Mid Cap Growth Portfolio | Class I
Prospectus:
Trading Symbol	UMGPX
Class I Prospectus | US Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	UUSRX